Long-term debt and capital lease obligations - Long-term debt and capital lease obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt
Total long-term debt and capital lease obligations	€ 6,678,407	€ 7,557,104
Less current portion	(883,535)	(724,218)
Long-term debt and capital lease obligations, less current portion	5,794,872	6,832,886
Amended 2012 credit agreement
Debt
Total long-term debt and capital lease obligations	2,017,952	2,244,115
Bonds
Debt
Total long-term debt and capital lease obligations	3,810,483	4,670,786
Convertible Bonds
Debt
Total long-term debt and capital lease obligations	386,984	380,735
Accounts Receivable Facility
Debt
Total long-term debt and capital lease obligations	293,673	165,037
Capital lease obligations
Debt
Total long-term debt and capital lease obligations	37,704	43,775
Other
Debt
Total long-term debt and capital lease obligations	131,611	52,656
Less current portion	€ (4,453)	€ (15,248)